CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 647,697	$ 112,621	$ 118,420
Accounts receivable	25,700	24,484	53,435
Due from related parties	37,283	26,775	8,284
Inventory	36,098
Prepaid expenses			56,341
Deferred financing costs, net			32,400
Total current assets	746,778	163,880	268,880
Outdoor cultivation facility and laboratory equipment, net of accumulated depreciation of $26,299 and $0.0 at September 30, 2017 and December 31, 2016, respectively	321,283
Patents, net	141,417
Intangible assets	73,043	32,273	32,273
Investments in non-marketable equity securities			205,275
Equity method investments		88,000	88,000
Goodwill	4,912,201
Total assets	6,194,722	284,153	594,428
Current liabilities:
Accounts payable	86,477	25,048	104,238
Accrued expenses	38,244	55,264	928,533
Derivative liabilities			383,581
Current portion of deferred revenue	180,000	180,000	380,000
Advances from and accrued wages of officers and directors	587,943
Notes payable			775,000
Notes payable to and advances from officers and directors		171,203
Convertible notes payable, net of $34,543 and $272,793 debt discount, respectively		125,547	108,207
Total current liabilities	892,664	557,062	2,679,559
Scientific Research Grant	75,000
Long term liabilities:
Deferred revenue, net of current portion	68,750	203,750	383,750
Total liabilities	1,036,414	760,812	3,063,309
Stockholders' deficit:
Preferred stock, no par value; 10,000,000 shares authorized; none issued and outstanding	2,200
Common stock, no par value; 100,000,000 shares authorized; 60,210,502, 50,650,994 and 44,988,500 shares issued and outstanding, respectively	18,002,191	8,885,674	3,039,448
Accumulated deficit	(12,849,876)	(9,362,333)	(5,508,329)
Total equity (deficit) attributable to stockholders of the Company	5,154,515	(476,659)	(2,468,881)
Non-controlling interests (deficits) in less than fifty percent owned subsidiaries	3,793
Total stockholders' deficit	5,158,308	(476,659)	(2,468,881)
Total liabilities and stockholders' deficit	$ 6,194,722	$ 284,153	$ 594,428